14. LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Loans And Borrowings
Schedule of loans and financing

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.19	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.20
Local currency
Working capital	Fixed / CDI	3.25% (6.07% on 12.31.19)	0.6	3,312,639	1,200,000	(3,947,237)	(340,227)	143,506	-	368,681
Certificate of agribusiness receivables (3)	CDI / IPCA	10.21% (6.73% on 12.31.19)	3.0	1,597,447	-	(780,000)	(100,932)	104,578	-	821,093
Development bank credit lines	Fixed / Selic / TJLP	(5.09% on 12.31.19)	-	45,516	-	(45,470)	(427)	381	-	-
Debentures	CDI / IPCA	8.28% (7.40% on 12.31.19)	7.7	755,760	2,124,725	-	(38,339)	179,859	-	3,022,005
Export credit facility (4)	Fixed / CDI / USD	3.69% (5.83% on 12.31.19)	6.8	1,612,365	1,490,809	(1,113,176)	(111,498)	152,968	377,229	2,408,697
Special program asset restructuring	IGPM	(12.22% on 12.31.19)	-	284,308	-	(287,621)	(5,142)	8,455	-	-

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.19)	-	5,720	73,671	(34,609)	(667)	701	-	44,816
				7,613,755	4,889,205	(6,208,113)	(597,232)	590,448	377,229	6,665,292

Foreign currency
Bonds	Fixed / USD / EUR	4.81% (4.36% on 12.31.19)	12.4	10,407,484	4,282,961	(3,010,421)	(760,879)	881,137	3,029,711	14,829,993
Export credit facility	Fixed / LIBOR / USD	3.13% (5.77% on 12.31.19)	2.2	407,275	-	(118,113)	(20,686)	17,627	106,533	392,636
Advances for foreign exchange rate contracts	Fixed / USD	-	-	-	529,211	(529,210)	-	-	(1)	-
Working capital	Fixed / TRY	10.98% (16.56% on 12.31.19)	1.2	191,765	718,956	(381,502)	(42,742)	46,704	(16,676)	516,505

				11,006,524	5,531,128	(4,039,246)	(824,307)	945,468	3,119,567	15,739,134
				18,620,279	10,420,333	(10,247,359)	(1,421,539)	1,535,916	3,496,796	22,404,426

Current				3,132,029						1,059,984
Non-current				15,488,250						21,344,442

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	The Certificate of Agribusiness Receivable (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
(4)	The Export Credit Facility was issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.18	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.19
Local currency
Working capital	Pre-fixed / CDI	6.07% (7.78% on 12.31.18)	1.2	5,863,023	1,193,616	(3,745,967)	(421,600)	423,567	-	3,312,639
Certificate of agribusiness receivables	CDI / IPCA	6.73% (6.08% on 12.31.18)	2.5	2,597,502	-	(999,905)	(139,633)	139,483	-	1,597,447
Development bank credit lines	Pre-fixed / Selic / TJLP	5.09% (6.16% on 12.31.18)	0.3	264,545	-	(223,077)	(7,005)	11,053	-	45,516
Debentures	CDI / IPCA	7.90%	6.2	-	742,250	(15)	(16,372)	29,897	-	755,760
Export credit facility	CDI	5.83% (9.02% on 12.31.18)	8.7	1,625,327	(22,403)	(31,700)	(108,845)	149,986	-	1,612,365
Special program asset restructuring	IGPM	12.22% (12.45% on 12.31.18)	0.2	273,426	-	-	(8,554)	19,436	-	284,308
Fiscal incentives	Pre-fixed	2.40% (2.40% on 12.31.18)	-	3,317	70,203	(67,805)	(570)	575	-	5,720
				10,627,140	1,983,666	(5,068,469)	(702,579)	773,997	-	7,613,755

Foreign currency
Bonds	Pre-Fixed + e.r. USD and EUR	4.36% (4.07% on 12.31.18)	6.0	9,746,446	3,082,040	(2,906,635)	(504,774)	648,991	341,416	10,407,484
Export credit facility	LIBOR + e.r. USD	5.54% (2.47% on 12.31.18)	3.2	1,383,192	-	(948,646)	(31,277)	28,937	(24,931)	407,275
				-
Advances for foreign exchange rate contracts	Pre-Fixed + e.r. USD	(4.67% on 12.31.18)	-	214,192	92,750	(327,469)	(10,249)	12,831	17,945	-
Working capital	Pre-Fixed + e.r. TRY	16.56% (21.91% on 12.31.18)	1.1	194,474	240,702	(229,919)	(41,974)	42,237	(13,755)	191,765

				11,538,304	3,415,492	(4,412,669)	(588,274)	732,996	320,675	11,006,524
				22,165,444	5,399,158	(9,481,138)	(1,290,853)	1,506,993	320,675	18,620,279

Current				4,547,389						3,132,029
Non-current				17,618,055						15,488,250

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.

Schedule of loans and financing

The Debentures were privately placed with VERT Companhia Securitizadora, to back its forty-sixth issuance of Agribusiness Receivables Certificates, in two series, which were object of public distribution with restricted placement efforts.

12.31.20
Operation	Series	Issue date	Maturity	Rate	Notional	Updated Value

Debenture - 2nd Issue	1st Series	07.14.20	07.14.27	IPCA + 5.30% p.a.	705,000	724,110
Debenture - 2nd Issue	2nd Series	07.14.20	07.12.30	IPCA + 5.60% p.a.	1,495,000	1,526,757
					2,200,000	2,250,867

Schedule of maturity

The repurchases reached the cap and were fully settled by September 28, 2020 and its results are presented in the table below:

Instrument	Currency	Maturity	Notional repurchased		Outstanding notional (1)
			(loan currency)	(Reais) (2)	(loan currency)	(Reais) (3)

BRF S.A. - BRFSBZ 2 3/4	EUR	June 3, 2022	158,109	977,194	166,672	1,063,017
BRF S.A. - BRFSBZ 5 7/8 (4)	USD	June 6, 2022	38,384	203,452	70,928	368,592
BRF S.A. - BRFSBZ 3.95	USD	May 22, 2023	111,956	600,585	234,033	1,216,199
BRF S.A. - BRFSBZ 4 3/4	USD	May 22, 2024	222,495	1,214,329	295,363	1,534,913
BRF GmbH - BRFSBZ 4.35	USD	Sep 29, 2026	718	3,932	499,282	2,594,619

(1)	Outstanding notional after the tender offer.
(2)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date of the repurchase.
(3)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date 12.31.20.
(4)	Loan fully designated as hedge accounting (note 23.4.2.ii). The exchange rate variation between the designation date and the settlement date of the repurchased portion will remain in Other Comprehensive Income until the realization of the highly probable sales (hedge object).

Schedule of guarantees

The maturity schedule of the loans and borrowings is as follows:

12.31.20
Current	1,059,984
Non-current	21,344,442
2022	2,114,622
2023	2,569,063
2024	1,782,687
2025	599,266
2026 onwards	14,278,804
22,404,426

Schedule of commitments for purchases of goods and services

	12.31.20	12.31.19
Total loans and borrowings	22,404,426	18,620,279
Mortgage guarantees	44,816	51,237
Related to FINEM-BNDES	-	45,516
Related to tax incentives and other	44,816	5,721